Income Taxes - Provision for (Benefit From) Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax provision (benefit)
Domestic	$ 856	$ 1,019	$ 1,162
Foreign	33,654	41,239	23,011
Total	34,510	42,258	24,173
Deferred income tax provision (benefit):
Domestic
Foreign	(65,347)	(61,889)	(79,566)
Total	(65,347)	(61,889)	(79,566)
Total income tax provision	$ (30,837)	$ (19,631)	$ (55,393)